Amounts Subject to Enforceable Netting Arrangements (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Derivative [Line Items]
Derivative assets, gross amounts		₨ 50,836.3	$ 780.8	₨ 139,217.1
Derivative assets, amounts offset		0.0		0.0
Derivative assets, net amounts reported in the balance sheet		50,836.3		139,217.1
Derivative assets, financial instruments		34,782.9		106,010.2
Derivative assets, financial collateral	[1]	4,297.0		2,911.9
Derivative assets, net amount		11,756.4	180.6	30,295.0
Securities purchased under agreements to resell, gross amounts		650,018.6	9,983.4	50,000.0
Securities purchased under agreements to resell, amounts offset		0.0		0.0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		650,018.6		50,000.0
Securities purchased under agreements to resell, financial instruments		0.0		0.0
Securities purchased under agreements to resell, financial collateral	[1]	650,018.6		50,000.0
Securities purchased under agreements to resell, net amount		0.0		0.0
Derivative liabilities, gross amounts		56,124.7	862.0	145,060.5
Securities purchased under agreements to resell, net amount		0.0		0.0
Derivative liabilities, amounts offset		0.0		0.0
Derivative liabilities, net amounts reported in the balance sheet		56,124.7		145,060.5
Derivative liabilities, financial instruments		34,782.9		106,010.2
Derivative liabilities, financial collateral	[1]	378.3		2,772.7
Derivative liabilities, net amount		20,963.5	322.0	36,277.6
Securities sold under repurchase agreements, gross amounts		138,000.0	2,119.5	0.0
Securities sold under repurchase agreements, amounts offset		0.0		0.0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		138,000.0		0.0
Securities sold under repurchase agreements, financial instruments		0.0		0.0
Securities sold under repurchase agreements, financial collateral	[1]	138,000.0		0.0
Securities sold under repurchase agreements, net amount		₨ 0.0	$ 0.0	₨ 0.0

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.